Subsequent event (Details Textual) (Subsequent Event, Bridge Loan Credit Facility, Sprott Resource Lending Partnership, CAD)	1 Months Ended
	Jul. 18, 2012	Sep. 06, 2012
Subsequent Event | Bridge Loan Credit Facility | Sprott Resource Lending Partnership
Subsequent Event [Line Items]
Maximum borrowing credit facility	5,000,000
Interest rate	12.00%
Available drawdown facility on closing date	3,000,000
Available drawdown facility	2,000,000
Number of days for payment	120 days thereafter
Term of facility	1 year
Additional term extended	6 months
Extension fee percentage	3.00%
Share bonus payment	180,000
Advance percentage for share bonus payment	6.00%
Structuring fee	50,000
Number of shares issued as share bonus payment		285,689